Basis of Presentation and General Information, Assets and Liabilities of Robin (Details) - USD ($)		6 Months Ended
	Apr. 14, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets and Liabilities [Abstract]
Cash and cash equivalents		$ 114,666,571	$ 37,193,010
Accounts receivable trade, net		0	416,300
Due from related parties, current		5,181,873	6,072,800
Inventories		121,593	194,981
Prepaid expenses and other assets, current		1,183,399	291,832
Vessels, net		64,062,767	72,767,793
Due from related parties, non-current		1,201,959	1,590,501
Prepaid expenses and other assets, non-current		0	357,769
Deferred charges, net		1,787,676	1,081,481
Accounts payable		(1,812,136)	(770,826)
Accrued liabilities		(1,375,736)	(982,636)
Less Investment in Preferred Shares of Robin issued as part of Robin Spin-Off (refer Note 4(d))		(127,151,902)	$ (100,687,500)
Distribution of net assets of Robin to shareholders		$ (5,639,637)
Robin [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 186
Accounts receivable trade, net	1,073,346
Inventories	75,932
Prepaid expenses and other assets, current	66,305
Vessels, net	6,713,140
Prepaid expenses and other assets, non-current	357,769
Deferred charges, net	823,411
Accounts payable	(241,481)
Accrued liabilities	(495,426)
Net assets of Robin	21,225,367
Plus Capital contribution as part of Robin Spin-Off	10,356,450
Less Investment in Preferred Shares of Robin issued as part of Robin Spin-Off (refer Note 4(d))	(25,942,180)
Distribution of net assets of Robin to shareholders	5,639,637
Robin [Member] | Related Party [Member]
Assets and Liabilities [Abstract]
Due from related parties, current	12,463,643
Due from related parties, non-current	$ 388,542